                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21042

Morgan Stanley Small-Mid Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2006

Date of reporting period: October 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Small-Mid Special Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended October 31, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED OCTOBER 31, 2005

                                                  RUSSELL             LIPPER
                                                  2500(R)            MID-CAP
                                                    VALUE              VALUE
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)
   6.43%       6.05%       6.05%       6.54%       9.96%              8.13%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

Helped by a strong start, positive performance prevailed in the stock market for the six-month reporting period. After a challenging beginning to 2005, improving sentiment spurred the market to brisk gains in May, June and July. Despite high oil prices and rising interest rates, a number of economic factors supported this rally, including improving consumer confidence, an upward revision of first quarter gross domestic product, Federal Reserve Chairman Alan Greenspan's upbeat congressional testimony and relatively tame inflation data. On the corporate front, strong merger and acquisition activity, respectable second quarter earnings reports and healthy balance sheets further fueled investors' enthusiasm for stocks.

However, the market gave back some of its gains in August, September and October, primarily driven by record high oil prices. Even prior to the Gulf Coast hurricanes, geopolitical instability and production capacity constraints kept commodity prices elevated. The hurricanes' landfall led to further price spikes and together with anticipation of high winter heating costs, contributed to faltering consumer confidence. As the period drew to a close, the markets grappled with the Federal Open Market Committee's indications that its monetary tightening cycle was not nearly finished, as well as with an increase in wholesale inflation data and political turbulence in the Bush administration.

In this environment, smaller-capitalization stocks outperformed mid and large-caps. Although growth slightly outperformed value, both styles did well on an absolute basis. Within the Russell 2500(R) Value Index, the energy sector dominated, given the prolonged high commodity prices. After being beaten down earlier in the year, the technology sector showed renewed strength. The heavy industry/transportation sector benefited from more positive economic news and good performance across its diverse range of industries. In contrast, consumer-related sectors -- notably consumer staples and retail -- did poorly, due to declining confidence and spending (although we note consumer staples was the only sector to post a negative absolute return for the period). Basic materials was also an area of weakness, as rising raw materials costs squeezed profit margins for companies in this sector.

PERFORMANCE ANALYSIS

Morgan Stanley Small-Mid Special Value Fund underperformed the Russell 2500(R) Value Index and the Lipper Mid-Cap Value Funds Index for the six months ended October 31, 2005, assuming no deduction of applicable sales charges. During the period, the Fund's healthcare exposure dampened performance, particularly the healthcare services arena. Our long-term investment process seeks quality companies, strong underlying fundamentals and reasonable stock price valuations. Given our inability to find pharmaceutical stocks that met our investment criteria, the Fund did not own any stocks from this industry group. As the group rallied during the period, the Fund lost ground relative to the Russell 2500(R) Value Index. In financials, several insurance stocks detracted from the Fund's results due to both company-specific events and negative sentiment overhanging the entire group in the wake of the Gulf hurricanes. A challenging environment for basic resources companies took a toll on the Fund's holdings within that sector. Specifically, chemicals and containers companies had their profit margins clipped as higher commodity prices increased their production costs. While a number of these companies did implement price increases to offset the higher costs, the effect of those increases had yet to take hold.

In contrast, while consumer stocks in the broad market generally did not fare well against a backdrop of rising investor anxiety, our stock selection discipline led us to selected holdings which performed well. For example, in consumer services, several publishing and broadcasting positions drove positive returns, as did exposure to the gaming and lottery industry. In consumer staples, exposure to the food industry enhanced performance relative to the Russell 2500(R) Value Index. Relative returns also benefited from not owning tobacco stocks (one of the weaker industries during the period). Holdings within the consumer durables sector also performed well due to company-specific events.



----------------------------------------------------

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS NET ASSETS, INCLUDING ANY BORROWINGS FOR INVESTMENT PURPOSES, IN COMMON STOCKS AND OTHER EQUITY SECURITIES, INCLUDING CONVERTIBLE SECURITIES, OF SMALL AND MID-SIZE COMPANIES THAT THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., BELIEVES ARE UNDERVALUED RELATIVE TO THE MARKETPLACE OR TO SIMILAR COMPANIES. IN ACCORDANCE WITH THE FUND'S INVESTMENT STRATEGY, COMPANIES WITHIN A CAPITALIZATION RANGE OF $100 MILLION TO $7.5 BILLION AT THE TIME OF PURCHASE ARE CONSIDERED SMALL AND MID-SIZED COMPANIES BY THE INVESTMENT ADVISER. AS PART OF ITS INVESTMENT STRATEGY, THE FUND MAY INVEST UP TO 15 PERCENT OF ITS NET ASSETS IN SECURITIES OF FOREIGN ISSUERS. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE INVESTMENT ADVISER PURSUES A VALUE-ORIENTED APPROACH THAT SEEKS TO IDENTIFY SECURITIES WHOSE MARKET VALUE IS LESS THAN THEIR INTRINSIC VALUE. THE INVESTMENT ADVISER FOCUSES ON SECURITIES WITH MARKET-TO-BOOK RATIOS AND PRICE-EARNINGS RATIOS THAT ARE LOWER THAN THOSE OF THE GENERAL MARKET AVERAGES OR SIMILAR COMPANIES. THE INVESTMENT ADVISER MAY ALSO CONSIDER A COMPANY'S DIVIDEND YIELD, GROWTH IN SALES, BALANCE SHEET, MANAGEMENT CAPABILITIES, EARNINGS AND CASH FLOW, AS WELL AS OTHER FACTORS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON

   TOP 10 HOLDINGS
   Acxiom Corp.                                          3.0%
   Assurant, Inc.                                        3.0
   Ashland Inc.                                          2.9
   Conseco Inc.                                          2.6
   Apria Healthcare Group, Inc.                          2.6
   Corn Products International Inc.                      2.5
   Reinsurance Group of America, Inc.                    2.5
   Teleflex Inc.                                         2.5
   Applera Corp. -- Applied Biosystems Group             2.5
   Cooper Cameron Corp.                                  2.4

   TOP FIVE INDUSTRIES
   Data Processing Services                              7.9%
   Specialty Insurance                                   6.5
   Aerospace & Defense                                   5.4
   Oilfield Services/Equipment                           5.0
   Chemicals: Specialty                                  4.3

Data as of October 31, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO

AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS,
PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

FUND PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED OCTOBER 31, 2005

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 05/28/02)         (since 05/28/02)         (since 05/28/02)          (since 05/28/02)
   SYMBOL                              JBJAX                     JBJBX                    JBJCX                    JBJDX
   1 YEAR                              12.85%(3)                 11.98%(3)                12.06%(3)                13.16%(3)
                                        6.92(4)                   6.98(4)                 11.06(4)                    --
   SINCE INCEPTION                     13.63(3)                  12.76(3)                 12.79(3)                 13.89(3)
                                       11.85(4)                  12.33(4)                 12.79(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 2500(R) Value Index measures the performance of those companies in the Russell 2500(R) Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of 05/01/05 - 10/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             05/01/05 -
                                                                     05/01/05            10/31/05             10/31/05
                                                                   -------------       -------------       ---------------
CLASS A
Actual (6.43% return).......................................         $1,000.00           $1,064.30             $ 6.92
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.50             $ 6.77
CLASS B
Actual (6.05% return).......................................         $1,000.00           $1,060.50             $10.80
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.72             $10.56
CLASS C
Actual (6.05% return).......................................         $1,000.00           $1,060.50             $10.80
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.72             $10.56
CLASS D
Actual (6.54% return).......................................         $1,000.00           $1,065.40             $ 5.62
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.76             $ 5.50

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.33%, 2.08%, 2.08% and 1.08% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (96.5%)
              Advertising/Marketing
              Services (1.1%)
   36,200     R.H. Donnelley Corp.*....  $  2,234,626
                                         ------------
              Aerospace & Defense
              (5.4%)
   51,600     Alliant Techsystems,
               Inc.*...................     3,623,352
  116,900     Empresa Brasileira de
               Aeronautica S.A. (ADR)
               (Brazil)................     4,533,382
   93,700     Goodrich Corp. ..........     3,379,759
                                         ------------
                                           11,536,493
                                         ------------
              Agricultural Commodities/
              Milling (2.5%)
  226,500     Corn Products
               International, Inc. ....     5,392,965
                                         ------------
              Air Freight/Couriers
              (2.3%)
   88,400     CNF Inc. ................     4,974,268
                                         ------------
              Beverages: Alcoholic
              (1.6%)
   55,600     Molson Coors Brewing Co.
               (Class B)...............     3,430,520
                                         ------------
              Casino/Gaming (1.5%)
   97,600     GTECH Holdings Corp. ....     3,107,584
                                         ------------
              Chemicals: Agricultural
              (1.3%)
  129,200     Agrium Inc. (ADR)
               (Canada)................     2,740,332
                                         ------------
              Chemicals: Specialty
              (4.3%)
  114,100     Ashland Inc. ............     6,105,491
   70,100     Cytec Industries,
               Inc. ...................     2,895,130
                                         ------------
                                            9,000,621
                                         ------------
              Commercial Printing/
              Forms (1.0%)
  215,400     Cenveo Inc.*.............     2,128,152
                                         ------------
              Containers/ Packaging
              (1.7%)
  187,700     Owens-Illinois, Inc.*....     3,573,808
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Data Processing Services
              (7.9%)
  300,200     Acxiom Corp. ............  $  6,406,268
   72,000     Affiliated Computer
               Services, Inc. (Class
               A)*.....................     3,895,920
  240,000     BISYS Group, Inc.
               (The)*..................     3,043,200
   65,000     Computer Sciences
               Corp.*..................     3,331,250
                                         ------------
                                           16,676,638
                                         ------------
              Department Stores (1.0%)
  120,400     Saks, Inc.*..............     2,185,260
                                         ------------
              Electric Utilities (1.1%)
   92,800     PNM Resources Inc. ......     2,352,480
                                         ------------
              Electrical Products
              (1.7%)
  177,000     Belden CDT Inc. .........     3,527,610
                                         ------------
              Electronic Equipment/
              Instruments (2.6%)
  107,800     Lipman Electronic
               Engineering Ltd. (ADR)
               (Israel)................     2,395,316
  105,000     Thermo Electron Corp.*...     3,169,950
                                         ------------
                                            5,565,266
                                         ------------
              Electronics/ Appliances
              (1.7%)
   47,100     Whirlpool Corp. .........     3,697,350
                                         ------------
              Financial Conglomerates
              (2.6%)
  273,700     Conseco Inc.*............     5,556,110
                                         ------------
              Gas Distributors (1.2%)
   73,400     AGL Resources, Inc. .....     2,582,946
                                         ------------
              Hotels/Resorts/
              Cruiselines (1.3%)
  334,500     La Quinta Corp.*.........     2,793,075
                                         ------------
              Industrial Conglomerates
              (1.0%)
   47,500     SPX Corp. ...............     2,043,450
                                         ------------

8
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Industrial Machinery
              (1.7%)
   69,400     Kennametal Inc. .........  $  3,547,034
                                         ------------
              Insurance Brokers/
              Services (1.5%)
   85,400     Willis Group Holdings
               Ltd. (ADR) (Bermuda)....     3,171,756
                                         ------------
              Life/Health Insurance
              (2.5%)
  117,800     Reinsurance Group of
               America, Inc. ..........     5,389,350
                                         ------------
              Marine Shipping (0.2%)
   13,400     American Commercial Lines
               Inc.*...................       376,808
                                         ------------
              Medical Specialties
              (2.5%)
  217,000     Applera Corp. - Applied
               Biosystems Group........     5,266,590
                                         ------------
              Medical/Nursing Services
              (2.6%)
  236,600     Apria Healthcare Group,
               Inc.*...................     5,458,362
                                         ------------
              Miscellaneous Commercial
              Services (3.5%)
  125,700     ARAMARK Corp. (Class
               B)......................     3,195,294
  108,900     The Brink's Co. .........     4,276,503
                                         ------------
                                            7,471,797
                                         ------------
              Miscellaneous
              Manufacturing (2.5%)
   79,800     Teleflex Inc. ...........     5,281,962
                                         ------------
              Movies/Entertainment
              (1.0%)
  203,500     Crown Media Holdings,
               Inc. (Class A)*.........     2,177,450
                                         ------------
              Oil & Gas Production
              (1.7%)
   70,000     Pioneer Natural Resources
               Co. ....................     3,503,500
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Oilfield Services/
              Equipment (5.0%)
   67,800     Cooper Cameron Corp.*....  $  4,998,894
  104,260     Superior Energy Services,
               Inc.*...................     2,124,819
   94,220     Universal Compression
               Holdings, Inc.*.........     3,358,943
                                         ------------
                                           10,482,656
                                         ------------
              Other Transportation
              (2.0%)
  183,200     Laidlaw International
               Inc. ...................     4,165,968
                                         ------------
              Packaged Software (3.1%)
  339,800     Compuware Corp.*.........     2,748,982
  261,176     MSC. Software Corp.*.....     3,852,346
                                         ------------
                                            6,601,328
                                         ------------
              Property - Casualty
              Insurers (1.3%)
  104,650     Old Republic
               International Corp. ....     2,711,481
                                         ------------
              Pulp & Paper (2.0%)
  129,200     Georgia-Pacific Corp. ...     4,202,876
                                         ------------
              Real Estate Investment
              Trusts (1.2%)
  155,700     Host Marriott Corp. .....     2,614,203
                                         ------------
              Regional Banks (0.5%)
   21,700     Westamerica
               Bancorporation..........     1,156,827
                                         ------------
              Restaurants (1.2%)
  211,700     AFC Enterprises, Inc. ...     2,455,720
                                         ------------
              Savings Banks (1.3%)
   59,200     Webster Financial
               Corp. ..................     2,733,264
                                         ------------
              Semiconductors (1.2%)
   88,900     International Rectifier
               Corp.*..................     2,630,551
                                         ------------
              Services to the Health
              Industry (1.2%)
  285,300     Emdeon Corp.*............     2,624,760
                                         ------------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Specialty Insurance
              (6.6%)
  166,300     Assurant, Inc. ..........  $  6,352,660
   11,100     Markel Corp.*............     3,529,800
   99,400     PMI Group, Inc. (The)....     3,964,072
                                         ------------
                                           13,846,532
                                         ------------
              Specialty
              Telecommunications (1.5%)
   96,300     CenturyTel, Inc. ........     3,151,899
                                         ------------
              Telecommunication
              Equipment (1.3%)
   91,500     ADTRAN, Inc. ............     2,767,875
                                         ------------
              Tools/Hardware (1.3%)
   77,300     Snap-On, Inc. ...........     2,784,346
                                         ------------
              Trucking (1.3%)
  136,800     Hunt (J.B.) Tansport
               Services, Inc. .........     2,655,288
                                         ------------
              Total Common Stocks
              (Cost $173,672,693)......   204,329,737
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (3.8%)
              Repurchase Agreement
  $ 8,053     Joint repurchase
               agreement account 4.00%
               due 11/01/05 (dated
               10/31/05; proceeds
               $8,053,896) (a)
               (Cost $8,053,000).......  $  8,053,000
                                         ------------

Total Investments
(Cost $181,725,693) (b).....   100.3%     212,382,737
Liabilities in Excess of
Other Assets................   (0.3)         (659,100)
                               -----     ------------
Net Assets..................   100.0%    $211,723,637
                               =====     ============

---------------------------------------------------

    ADR  American Depositary Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $33,949,142 and the aggregate gross unrealized depreciation is $3,292,098, resulting in net unrealized appreciation of $30,657,044.

10
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
SUMMARY OF INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                          PERCENT OF
INDUSTRY                      VALUE       NET ASSETS
----------------------------------------------------
Data Processing
 Services...............  $ 16,676,638        7.9%
Specialty Insurance.....    13,846,532        6.5
Aerospace & Defense.....    11,536,493        5.4
Oilfield
 Services/Equipment.....    10,482,656        5.0
Chemicals: Specialty....     9,000,621        4.3
Repurchase Agreement....     8,053,000        3.8
Miscellaneous Commercial
 Services...............     7,471,797        3.5
Packaged Software.......     6,601,328        3.1
Electronic Equipment/
 Instruments............     5,565,266        2.6
Financial
 Conglomerates..........     5,556,110        2.6
Medical/Nursing
 Services...............     5,458,362        2.6
Agricultural
 Commodities/ Milling...     5,392,965        2.5
Life/Health Insurance...     5,389,350        2.5
Miscellaneous
 Manufacturing..........     5,281,962        2.5
Medical Specialties.....     5,266,590        2.5
Air Freight/Couriers....     4,974,268        2.3
Pulp & Paper............     4,202,876        2.0
Other Transportation....     4,165,968        2.0
Electronics/Appliances...    3,697,350        1.7
Containers/Packaging....     3,573,808        1.7
Industrial Machinery....     3,547,034        1.7
Electrical Products.....     3,527,610        1.7
Oil & Gas Production....     3,503,500        1.7
Beverages: Alcoholic....     3,430,520        1.6
Insurance
 Brokers/Services.......     3,171,756        1.5

                                          PERCENT OF
INDUSTRY                      VALUE       NET ASSETS
----------------------------------------------------
Specialty
 Telecommunications.....  $  3,151,899        1.5%
Casino/Gaming...........     3,107,584        1.5
Hotels/Resorts/
 Cruiselines............     2,793,075        1.3
Tools/Hardware..........     2,784,346        1.3
Telecommunication
 Equipment..............     2,767,875        1.3
Chemicals:
 Agricultural...........     2,740,332        1.3
Savings Banks...........     2,733,264        1.3
Property - Casualty
 Insurers...............     2,711,481        1.3
Trucking................     2,655,288        1.3
Semiconductors..........     2,630,551        1.2
Services to The Health
 Industry...............     2,624,760        1.2
Real Estate Investment
 Trusts.................     2,614,203        1.2
Gas Distributors........     2,582,946        1.2
Restaurants.............     2,455,720        1.2
Electric Utilities......     2,352,480        1.1
Advertising/Marketing
 Services...............     2,234,626        1.1
Department Stores.......     2,185,260        1.0
Movies/Entertainment....     2,177,450        1.0
Commercial
 Printing/Forms.........     2,128,152        1.0
Industrial
 Conglomerates..........     2,043,450        1.0
Regional Banks..........     1,156,827        0.5
Marine Shipping.........       376,808        0.2
                          ------------      -----
                          $212,382,737      100.3%
                          ============      =====

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $181,725,693)................  $212,382,737
Receivable for:
    Investments sold.................     2,131,826
    Shares of beneficial interest
      sold...........................       149,636
    Dividends........................        33,360
Prepaid expenses and other assets....        46,841
                                       ------------
    Total Assets.....................   214,744,400
                                       ------------
Liabilities:
Payable for:
    Investments purchased............     2,336,678
    Shares of beneficial interest
      redeemed.......................       336,994
    Distribution fee.................       150,190
    Investment advisory fee..........       120,777
    Administration fee...............        14,421
    Transfer agent fee...............           268
Accrued expenses and other
  payables...........................        61,435
                                       ------------
    Total Liabilities................     3,020,763
                                       ------------
    Net Assets.......................  $211,723,637
                                       ============
Composition of Net Assets:
Paid-in-capital......................  $149,273,686
Net unrealized appreciation..........    30,657,044
Accumulated net investment loss......       (64,085)
Accumulated undistributed net
  realized gain......................    31,856,992
                                       ------------
    Net Assets.......................  $211,723,637
                                       ============
Class A Shares:
Net Assets...........................   $34,267,735
Shares Outstanding (unlimited
  authorized, $.01 par value)........     2,437,211
    Net Asset Value Per Share........        $14.06
                                       ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of
      net asset value)...............        $14.84
                                       ============
Class B Shares:
Net Assets...........................  $140,541,911
Shares Outstanding (unlimited
  authorized, $.01 par value)........    10,281,208
    Net Asset Value Per Share........        $13.67
                                       ============
Class C Shares:
Net Assets...........................   $27,264,589
Shares Outstanding (unlimited
  authorized, $.01 par value)........     1,993,556
    Net Asset Value Per Share........        $13.68
                                       ============
Class D Shares:
Net Assets...........................    $9,649,402
Shares Outstanding (unlimited
  authorized, $.01 par value)........       680,399
    Net Asset Value Per Share........        $14.18
                                       ============

Statement of Operations
For the six months ended October 31, 2005 (unaudited)

Net Investment Loss:
Income
Dividends (net of $15,368 foreign
  withholding tax)....................  $ 1,927,286
Interest..............................       88,661
                                        -----------
    Total Income......................    2,015,947
                                        -----------
Expenses
Distribution fee (Class A shares).....       42,351
Distribution fee (Class B shares).....      743,277
Distribution fee (Class C shares).....      138,751
Investment advisory fee...............      740,687
Transfer agent fees and expenses......      234,616
Administration fee....................       88,440
Shareholder reports and notices.......       49,131
Professional fees.....................       34,831
Registration fees.....................       32,361
Custodian fees........................        8,658
Trustees' fees and expenses...........          831
Other.................................        7,726
                                        -----------
    Total Expenses....................    2,121,660
                                        -----------
    Net Investment Loss...............     (105,713)
                                        -----------
Net Realized and Unrealized Gain:
Net realized gain.....................   10,901,796
Net change in unrealized
  appreciation........................    1,969,359
                                        -----------
    Net Gain..........................   12,871,155
                                        -----------
Net Increase..........................  $12,765,442
                                        ===========

                       See Notes to Financial Statements
 12

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              OCTOBER 31, 2005   APRIL 30, 2005
                                                              ----------------   --------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................    $   (105,713)     $ (1,565,711)
Net realized gain...........................................      10,901,796        38,402,660
Net change in unrealized appreciation.......................       1,969,359       (15,236,294)
                                                                ------------      ------------
    Net Increase............................................      12,765,442        21,600,655
                                                                ------------      ------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................        --              (1,998,439)
Class B shares..............................................        --             (16,487,775)
Class C shares..............................................        --              (2,625,570)
Class D shares..............................................        --              (1,225,308)
                                                                ------------      ------------
    Total Distributions.....................................        --             (22,337,092)
                                                                ------------      ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................     (12,028,313)        6,866,258
                                                                ------------      ------------
    Net Increase............................................         737,129         6,129,821
Net Assets:
Beginning of period.........................................     210,986,508       204,856,687
                                                                ------------      ------------
End of Period (Including an accumulated net investment loss
of $64,085 and accumulated undistributed net investment
income of $41,628, respectively)............................    $211,723,637      $210,986,508
                                                                ============      ============

                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Small-Mid Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on February 21, 2002. The Fund commenced operations on May 28, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.67% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - up to 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,319,807 at October 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

six months ended October 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended October 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $212,372 and $2,124, respectively and received $67,631 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended October 31, 2005 aggregated $84,629,012 and $98,831,630, respectively. Included in the forementioned transactions are purchases of $58,300 with other Morgan Stanley funds.

For the six months ended October 31, 2005, the Fund incurred brokerage commissions of $23,930 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                        OCTOBER 31, 2005                 APRIL 30, 2005
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................     400,236   $  5,724,051        1,884,762   $ 25,614,464
Conversion from Class B...........................     102,585      1,457,804               --             --
Reinvestment of distributions.....................          --             --          133,786      1,836,875
Redeemed..........................................    (397,164)    (5,617,002)        (795,128)   (10,636,750)
                                                    ----------   ------------       ----------   ------------
Net increase - Class A............................     105,657      1,564,853        1,223,420     16,814,589
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................     753,408     10,482,904        2,837,520     37,966,873
Conversion to Class A.............................    (105,347)    (1,457,804)              --             --
Reinvestment of distributions.....................          --             --        1,133,987     15,229,446
Redeemed..........................................  (1,513,664)   (20,851,499)      (4,687,971)   (61,879,965)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class B............................    (865,603)   (11,826,399)        (719,464)    (8,683,646)
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................     259,643      3,619,354          423,141      5,622,123
Reinvestment of distributions.....................          --             --          184,930      2,483,605
Redeemed..........................................    (242,024)    (3,350,071)        (484,535)    (6,454,201)
                                                    ----------   ------------       ----------   ------------
Net increase - Class C............................      17,619        269,283          123,536      1,651,527
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................      79,151      1,141,987          176,700      2,444,149
Reinvestment of distributions.....................          --             --           78,462      1,084,339
Redeemed..........................................    (222,736)    (3,178,037)        (474,671)    (6,444,700)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class D............................    (143,585)    (2,036,050)        (219,509)    (2,916,212)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) in Fund...................    (885,912)  $(12,028,313)         410,983   $  6,866,258
                                                    ==========   ============       ==========   ============

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of April 30, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and tax adjustments on real estate investment trusts held by the Fund.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                FOR THE PERIOD
                                                   FOR THE SIX              FOR THE YEAR        FOR THE YEAR    MAY 28, 2002*
                                                   MONTHS ENDED                ENDED               ENDED           THROUGH
                                                 OCTOBER 31, 2005          APRIL 30, 2005      APRIL 30, 2004   APRIL 30, 2003
                                                 ----------------          --------------      --------------   --------------
                                                   (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period...........       $13.21                   $13.07              $ 9.58           $10.00
                                                      ------                   ------              ------           ------

Income (loss) from investment operations:
    Net investment income (loss)++.............         0.03                    (0.01)              (0.03)           (0.01)
    Net realized and unrealized gain (loss)....         0.82                     1.55                3.52            (0.41)
                                                      ------                   ------              ------           ------

Total income (loss) from investment
 operations....................................         0.85                     1.54                3.49            (0.42)
                                                      ------                   ------              ------           ------

Less distributions from net realized gains.....         --                      (1.40)               --               --
                                                      ------                   ------              ------           ------

Net asset value, end of period.................       $14.06                   $13.21              $13.07           $ 9.58
                                                      ======                   ======              ======           ======

Total Return+..................................         6.43%(1)                11.38 %             36.43 %          (4.20)%(1)

Ratios to Average Net Assets(3):
Expenses.......................................         1.33%(2)                 1.30 %              1.31 %           1.39 %(2)

Net investment income (loss)...................         0.49%(2)                (0.09)%             (0.23)%          (0.08)%(2)

Supplemental Data:
Net assets, end of period, in thousands........      $34,268                  $30,805             $14,484          $11,296

Portfolio turnover rate........................           40%(1)                   78 %                51 %             69 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

20
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                FOR THE PERIOD
                                                   FOR THE SIX              FOR THE YEAR        FOR THE YEAR    MAY 28, 2002*
                                                   MONTHS ENDED                ENDED               ENDED           THROUGH
                                                 OCTOBER 31, 2005          APRIL 30, 2005      APRIL 30, 2004   APRIL 30, 2003
                                                 ----------------          --------------      --------------   --------------
                                                   (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period...........        $12.89                   $12.88              $ 9.51           $10.00
                                                       ------                   ------              ------           ------

Income (loss) from investment operations:
    Net investment loss++......................         (0.02)                   (0.11)              (0.12)           (0.07)
    Net realized and unrealized gain (loss)....          0.80                     1.52                3.49            (0.42)
                                                       ------                   ------              ------           ------

Total income (loss) from investment
 operations....................................          0.78                     1.41                3.37            (0.49)
                                                       ------                   ------              ------           ------

Less distributions from net realized gains.....            --                    (1.40)                 --               --
                                                       ------                   ------              ------           ------

Net asset value, end of period.................        $13.67                   $12.89              $12.88           $ 9.51
                                                       ======                   ======              ======           ======

Total Return+..................................          6.05 %(1)               10.51 %             35.44 %          (4.90)%(1)

Ratios to Average Net Assets(3):
Expenses.......................................          2.08 %(2)                2.06 %              2.07 %           2.17 %(2)

Net investment loss............................         (0.26)%(2)               (0.85)%             (0.99)%          (0.86)%(2)

Supplemental Data:
Net assets, end of period, in thousands........      $140,542                 $143,725            $152,811         $104,653

Portfolio turnover rate........................            40 %(1)                  78 %                51 %             69 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                FOR THE PERIOD
                                                   FOR THE SIX              FOR THE YEAR        FOR THE YEAR    MAY 28, 2002*
                                                   MONTHS ENDED                ENDED               ENDED           THROUGH
                                                 OCTOBER 31, 2005          APRIL 30, 2005      APRIL 30, 2004   APRIL 30, 2003
                                                 ----------------          --------------      --------------   --------------
                                                   (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period...........       $12.90                   $12.88              $ 9.51           $10.00
                                                      ------                   ------              ------           ------

Income (loss) from investment operations:
    Net investment loss++......................        (0.02)                   (0.11)              (0.12)           (0.07)
    Net realized and unrealized gain (loss)....         0.80                     1.53                3.49            (0.42)
                                                      ------                   ------              ------           ------

Total income (loss) from investment
 operations....................................         0.78                     1.42                3.37            (0.49)
                                                      ------                   ------              ------           ------

Less distributions from net realized gains.....           --                    (1.40)                 --               --
                                                      ------                   ------              ------           ------

Net asset value, end of period.................       $13.68                   $12.90              $12.88           $ 9.51
                                                      ======                   ======              ======           ======

Total Return+..................................         6.05 %(1)               10.60 %             35.44 %          (4.90)%(1)

Ratios to Average Net Assets(3):
Expenses.......................................         2.08 %(2)                2.01 %              2.07 %           2.17 %(2)

Net investment loss............................        (0.26)%(2)               (0.80)%             (0.99)%          (0.86)%(2)

Supplemental Data:
Net assets, end of period, in thousands........      $27,265                  $25,490             $23,861          $18,177

Portfolio turnover rate........................           40 %(1)                  78 %                51 %             69 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 22

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                FOR THE PERIOD
                                                   FOR THE SIX              FOR THE YEAR        FOR THE YEAR    MAY 28, 2002*
                                                   MONTHS ENDED                ENDED               ENDED           THROUGH
                                                 OCTOBER 31, 2005          APRIL 30, 2005      APRIL 30, 2004   APRIL 30, 2003
                                                 ----------------          --------------      --------------   --------------
                                                   (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period...........       $13.31                   $13.13              $ 9.60           $10.00
                                                      ------                   ------              ------           ------

Income (loss) from investment operations:
    Net investment income++....................         0.06                     0.02                0.00             0.01
    Net realized and unrealized gain (loss)....         0.81                     1.56                3.53            (0.41)
                                                      ------                   ------              ------           ------

Total income (loss) from investment
 operations....................................         0.87                     1.58                3.53            (0.40)
                                                      ------                   ------              ------           ------

Less distributions from net realized gains.....           --                    (1.40)                 --               --
                                                      ------                   ------              ------           ------

Net asset value, end of period.................       $14.18                   $13.31              $13.13           $ 9.60
                                                      ======                   ======              ======           ======

Total Return+..................................         6.54%(1)                11.64%              36.77%           (4.00)%(1)

Ratios to Average Net Assets(3):
Expenses.......................................         1.08%(2)                 1.06%               1.07%            1.17 %(2)

Net investment income..........................         0.74%(2)                 0.15%               0.01%            0.14 %(2)

Supplemental Data:
Net assets, end of period, in thousands........       $9,649                  $10,967             $13,700          $12,515

Portfolio turnover rate........................           40%(1)                   78%                 51%              69 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Small-Mid Special
Value Fund

Semiannual Report
October 31, 2005

[MORGAN STANLEY LOGO]

39932RPT-RA05-01039P-Y10/05

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005


                                       3